UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4410
Oppenheimer Discovery Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 09/30/2008

Item 1. Reports to Stockholders.

September 30, 2008

Oppenheimer

Discovery Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

September 30, 2008 Management Oppenheimer Commentaries Discovery Fund and Annual Report MANAGEMENT COMMENTARIES Market Recap and Outlook Listing of Top Holdings ANNUAL REPORT Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Commercial Services & Supplies	9.3%
Software	7.5
Health Care Providers & Services	6.1
Health Care Equipment & Supplies	5.7
Internet Software & Services	5.3
Machinery	5.2
Energy Equipment & Services	5.0
Biotechnology	4.7
Life Sciences Tools & Services	4.4
Oil, Gas & Consumable Fuels	4.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on net assets.

Top Ten Common Stock Holdings

Stericycle, Inc.	1.7%
Equinix, Inc.	1.7
ICON plc, Sponsored ADR	1.7
FLIR Systems, Inc.	1.6
Clean Harbors, Inc.	1.6
Alexion Pharmaceuticals, Inc.	1.6
BioMarin Pharmaceutical, Inc.	1.5
IDEXX Laboratories, Inc.	1.5
Arena Resources, Inc.	1.5
Solera Holdings, Inc.	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
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Sector Allocation Health Care 23.5% Information Technology 23.2 Industrials 21.1 Energy 9.9 Consumer Discretionary 8.2 Consumer Staples 6.1 Financials 5.0 Telecommunication Services 1.6 Materials 1.4 Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of common stocks.
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FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30, 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. For the 12-month reporting period ending September 30, 2008, Oppenheimer Discovery Fund produced total returns that were higher than the Russell 2000 Growth Index and its Lipper peer group category of small cap growth funds. The Fund’s Class A shares, without sales charge, returned -16.77% and outperformed the Russell 2000 Growth Index, which returned -17.07% and the Fund’s Lipper peer group of small cap growth funds, which returned -23.85%. The Fund’s Class A shares, without sales charge, finished #61 out of 597 ranked funds in Lipper’s small-cap growth funds category. In fact, over the two years that our team has been managing the Fund, relative performance has substantially improved, with the Fund ranking in the third percentile of its Lipper peer group for the 2-year period (finishing #13 out of 545 ranked funds), as compared to 67 out of 494 for the 3-year period, 240 out of 399 for the 5-year period and 142 out of 195 for the 10-year period.1 We attribute this relative outperformance over the reporting period to our stock selection process, which focuses on what we believe to be high quality, fast growing companies that are well-managed and conservatively capitalized. It is our view that these companies tend to be leaders within their markets and are generally somewhat larger and more established than typical small cap companies. Top performing sectors included the consumer discretionary and healthcare sectors.
     By contrast, extraordinarily volatile market conditions were the primary contributor to the Fund’s negative total returns. In fact, a majority of the Fund’s decline was realized during the last few most volatile months of the period. In terms of sectors, weak results in the information technology and financials sectors hurt Fund performance.
     On the positive side, favorable stock selection in the consumer discretionary and healthcare sectors added to results. Within the consumer discretionary sector, top contributors included American Public Education, Inc. and VisionChina Media, Inc. American Public Education, which offers postsecondary educations to those in the military and law enforcement sectors, produced strong profit and revenue growth as the company continued to aggressively gain market share. VisionChina Media, one of China’s largest mass
1. Lipper Inc., 9/30/08. Lipper ranking is for Class A shares and ranking may include more than one share class of funds in the category, including other share classes of this Fund. Ranking is based on total return as of 9/30/08, without considering sales charges. Different share classes may have different expenses and performance characteristics. Past performance is no guarantee of future results.
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transportation mobile television advertising networks, outperformed on the company’s success in gaining many lucrative contracts.
     Within the healthcare sector, top performers included Illumina, Inc., NuVasive, Inc. and ICON plc. Illumina, which makes instruments used by life sciences and pharmaceutical researchers to test and analyze genes, benefited from strong demand for its innovative products and advancements in its performance capabilities. NuVasive, which makes and markets medical devices for the surgical treatment of spinal disorders, outperformed as demand surged for the company’s unique proprietary medical instruments. ICON, a global provider of outsourced development services to the pharmaceutical and biotechnology industries, also excelled.
     In addition to an extremely challenging investing environment, the Fund’s performance declined on the weak results generated by holdings within the information technology and financials sectors. Within the information technology sector, disappointing stock selection served as the primary source of underperformance. A significant detractor was VeriFone Holdings, Inc., a global leader in secure electronic payment technologies. The company’s stock price plummeted as accounting irregularities were discovered in a firm that VeriFone had recently acquired. Software and services provider, Synchronoss Technologies, Inc., lost a key customer, which caused the company to underperform. ANADIGICS, Inc., a semiconductor manufacturer, also detracted from the Fund’s results. ANADIGICS faced production problems, which delayed product deliveries and as a result the company’s stock price declined.
     Within financials, the sub-prime mortgage fallout and subsequent credit crisis weighed heavily on the entire sector. Although the Fund maintained a relative underweighting in the sector, disappointing stock selection hurt results. The top detractor was GFI Group, Inc., which provides inter-dealer brokerage services in a multitude of global cash and derivatives markets. Over the period, many of GFI’s top performing employees were recruited away to a competitor, which caused GFI’s stock price to decline. We exited our positions in all of the companies noted above that detracted from Fund performance.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2008. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares,
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FUND PERFORMANCE DISCUSSION
and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Russell 2000 Growth Index, the Russell 2000 Index and the Standard & Poor’s (S&P) 500 Index. The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000 Index is a capitalization-weighted unmanaged index of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The S&P 500 Index is an unmanaged index of equity securities. The Fund changed its index from the Russell 2000 Index to the Russell 2000 Growth Index because the Fund believes that the Russell 2000 Growth Index is a more appropriate benchmark reflecting the types of securities in which the Fund invests. Indices cannot be purchased directly by investors. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in any of the indices.
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Class A Shares
Comparison of Change in value of $10,000 Hypothetical Investments in:
Class A Shares Comparison of Change in Value of $10,000 Hypothetical Investments in: Oppenheimer Discovery Fund (Class A) Russell 2000 Growth Index Russell 2000 Index S&P 500 Index
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 20 for further information.
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FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Class B Shares Comparison of Change in Value of $10,000 Hypothetical Investments in: Oppenheimer Discovery Fund (Class B) Russell 2000 Growth Index Russell 2000 Index S&P 500 Index
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Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Class C Shares Comparison of Change in Value of $10,000 Hypothetical Investments in: Oppenheimer Discovery Fund (Class C) Russell 2000 Growth Index Russell 2000 Index S&P 500 Index
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 20 for further information.
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FUND PERFORMANCE DISCUSSION
Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Class N Shares Comparison of Change in Value of $10,000 Hypothetical Investments in: Oppenheimer Discovery Fund (Class N) Russell 2000 Growth Index Russell 2000 Index S&P 500 Index
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Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Class Y Shares Comparison of Change in Value of $10,000 Hypothetical Investments in: Oppenheimer Discovery Fund (Class Y) Russell 2000 Growth Index Russell 2000 Index S&P 500 Index
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 20 for further information.
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NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s returns shown in the graph and table do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through certain retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
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Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
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FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
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described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$970.80	$6.23
Class B	1,000.00	966.80	10.23
Class C	1,000.00	966.80	10.38
Class N	1,000.00	969.40	7.86
Class Y	1,000.00	972.50	4.50

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.70	6.38
Class B	1,000.00	1,014.65	10.48
Class C	1,000.00	1,014.50	10.63
Class N	1,000.00	1,017.05	8.05
Class Y	1,000.00	1,020.45	4.61
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios

Class A	1.26%
Class B	2.07
Class C	2.10
Class N	1.59
Class Y	0.91
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
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STATEMENT OF INVESTMENTS September 30, 2008

	Shares	Value

Common Stocks—93.5%
Consumer Discretionary—7.7%
Distributors—1.0%
LKQ Corp.[1]	372,688	$6,324,515
Diversified Consumer Services—3.4%
American Public Education, Inc.[1]	163,451	7,891,414
New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	79,214	5,088,707
Strayer Education, Inc.	39,100	7,830,166

		20,810,287

Media—0.6%
VisionChina Media, Inc., ADR[1]	225,885	3,322,768
Specialty Retail—0.5%
Aeropostale, Inc.[1]	100,000	3,211,000
Textiles, Apparel & Luxury Goods—2.2%
Deckers Outdoor Corp.[1]	73,300	7,629,064
Warnaco Group, Inc. (The)[1]	122,100	5,529,909

		13,158,973

Consumer Staples—5.7%
Beverages—1.0%
Central European Distribution Corp.[1]	142,409	6,466,793
Food & Staples Retailing—1.4%
Pantry, Inc. (The)[1]	217,700	4,613,063
Ruddick Corp.	119,300	3,871,285

		8,484,348

Food Products—1.9%
Flowers Foods, Inc.	283,400	8,320,624
TreeHouse Foods, Inc.[1]	114,500	3,400,650

		11,721,274

Personal Products—1.4%
Chattem, Inc.[1]	49,900	3,901,182
Herbalife Ltd.	115,300	4,556,656

		8,457,838
Energy—9.3%
Energy Equipment & Services—5.0%
Atwood Oceanics, Inc.[1]	166,900	6,075,160
Core Laboratories NV	77,900	7,892,828
Dril-Quip, Inc.[1]	101,300	4,395,407
IHS, Inc., Cl. A1	149,900	7,141,236
Willbros Group, Inc.[1]	195,753	5,187,455

		30,692,086

Oil, Gas & Consumable Fuels—4.3%
Arena Resources, Inc.[1]	234,067	9,093,503
Berry Petroleum Co., Cl. A	151,100	5,852,103
Carrizo Oil & Gas, Inc.[1]	205,700	7,460,739
Patriot Coal Corp.[1]	127,418	3,701,493

		26,107,838

Financials—4.6%
Capital Markets—1.7%
Greenhill & Co., Inc.	30,075	2,218,031
Stifel Financial Corp.[1]	51,900	2,589,810
Waddell & Reed Financial, Inc., Cl. A	223,300	5,526,675

		10,334,516

Commercial Banks—0.8%
Signature Bank[1]	140,479	4,899,908
Diversified Financial Services—0.5%
MSCI, Inc., Cl. A1	131,940	3,166,560
Real Estate Investment Trusts—1.1%
Digital Realty Trust, Inc.	142,300	6,723,675
Thrifts & Mortgage Finance—0.5%
Dime Community
Bancshares, Inc.	220,004	3,348,461
Health Care—22.0%
Biotechnology—4.7%
Alexion Pharmaceuticals, Inc.[1]	241,400	9,487,020
BioMarin Pharmaceutical, Inc.[1]	355,000	9,403,950
Genomic Health, Inc.[1]	223,046	5,051,992
F1 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Biotechnology Continued
Martek Biosciences Corp.	156,500	$4,917,230

		28,860,192

Health Care Equipment & Supplies—5.7%
ABIOMED, Inc.[1]	300,418	5,332,420
Haemonetics Corp.[1]	89,600	5,530,112
IDEXX Laboratories, Inc.[1]	166,300	9,113,240
Meridian Bioscience, Inc.	3,301	95,861
NuVasive, Inc.[1]	183,081	9,031,386
Wright Medical Group, Inc.[1]	199,300	6,066,692

		35,169,711

Health Care Providers & Services—6.1%
Amedisys, Inc.[1]	129,974	6,325,835
athenahealth, Inc.[1]	175,153	5,827,340
CardioNet, Inc.[1]	168,300	4,200,768
Community Health Systems, Inc.[1]	215,200	6,307,512
Genoptix, Inc.[1]	256,511	8,380,214
HMS Holdings Corp.[1]	250,176	5,994,217

		37,035,886

Health Care Technology—0.7%
Phase Forward, Inc.[1]	196,100	4,100,451
Life Sciences Tools & Services—4.4%
Covance, Inc.[1]	71,400	6,312,474
ICON plc, Sponsored ADR[1]	266,100	10,178,325
Illumina, Inc.[1]	200,800	8,138,424
Parexel International Corp.[1]	78,633	2,253,622

		26,882,845

Pharmaceuticals—0.4%
Xenoport, Inc.[1]	53,041	2,571,958
Industrials—19.7%
Aerospace & Defense—2.3%
Orbital Sciences Corp.[1]	327,400	7,847,778
Stanley, Inc.[1]	174,532	6,441,976

		14,289,754

Commercial Services & Supplies—9.3%
American Ecology Corp.	231,800	6,413,906
Clean Harbors, Inc.[1]	141,100	9,531,305
Corrections Corp. of America[1]	270,400	6,719,440
FTI Consulting, Inc.[1]	124,200	8,972,208
Metalico, Inc.[1]	406,014	2,395,483
Stericycle, Inc.[1]	180,300	10,621,473
Team, Inc.[1]	160,400	5,793,648
Waste Connections, Inc.[1]	183,235	6,284,961

		56,732,424

Construction & Engineering—2.2%
Aecom Technology Corp.[1]	208,300	5,090,852
Quanta Services, Inc.[1]	296,600	8,011,166

		13,102,018

Machinery—5.2%
Bucyrus International, Inc., Cl. A	174,400	7,792,192
Chart Industries, Inc.[1]	177,945	5,082,109
RBC Bearings, Inc.[1]	158,453	5,338,282
Robbins & Myers, Inc.	153,400	4,744,662
Titan International, Inc.	196,250	4,184,050
Titan Machinery, Inc.[1]	233,600	4,861,216

		32,002,511

Transportation Infrastructure—0.7%
Aegean Marine Petroleum Network, Inc.	191,400	4,277,786
Information Technology—21.7%
Communications Equipment—1.6%
F5 Networks, Inc.[1]	230,200	5,382,076
Neutral Tandem, Inc.[1]	245,000	4,542,300

		9,924,376
F2 | OPPENHEIMER DISCOVERY FUND

	Shares	Value

Computers & Peripherals—0.6%
Netezza Corp.[1]	363,461	$3,856,321
Electronic Equipment & Instruments—2.4%
DTS, Inc.[1]	170,600	4,747,798
FLIR Systems, Inc.[1]	253,456	9,737,780

		14,485,578

Internet Software & Services—5.3%
Ariba, Inc.[1]	363,100	5,130,603
comScore, Inc.[1]	223,374	3,938,084
Equinix, Inc.[1]	150,000	10,419,000
Mercadolibre, Inc.[1]	128,900	2,623,115
VistaPrint Ltd.[1]	123,796	4,065,461
Vocus, Inc.[1]	189,200	6,425,232

		32,601,495

IT Services—0.6%
Syntel, Inc.	134,300	3,290,350
Semiconductors & Semiconductor
Equipment—3.7%
Atheros Communications, Inc.[1]	141,400	3,334,212
Cavium Networks, Inc.[1]	263,694	3,712,812
Microsemi Corp.[1]	257,113	6,551,239
Monolithic Power Systems, Inc.[1]	259,361	4,505,101
Netlogic Microsystems, Inc.[1]	152,600	4,614,624

		22,717,988

Software—7.5%
Advent Software, Inc.[1]	109,035	3,841,303
Ansys, Inc.[1]	111,896	4,237,502
Aspen Technology, Inc.[1]	393,500	4,997,450
Blackboard, Inc.[1]	139,312	5,612,880
Concur Technologies, Inc.[1]	180,375	6,901,148
Nuance Communications, Inc.[1]	401,100	4,889,409
Solera Holdings, Inc.[1]	315,900	9,072,648
Ultimate Software Group, Inc. (The)[1]	240,500	6,493,500

		46,045,840

Materials—1.3%
Chemicals—1.3%
Intrepid Potash, Inc.[1]	122,480	3,691,547
Rockwood Holdings, Inc.[1]	160,000	4,105,600

		7,797,147

Telecommunication Services—1.5%
Wireless Telecommunication Services—1.5%
SBA Communications Corp.[1]	344,600	8,914,802

Total Common Stocks (Cost $519,956,077)		571,890,273

Investment Company—4.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.15%[2,3] (Cost $27,382,050)	27,382,050	27,382,050
Total Investments, at Value (Cost $547,338,127)	98.0%	599,272,323
Other Assets Net of Liabilities	2.0	12,046,199

Net Assets	100.0%	$611,318,522

Industry classifications are unaudited.
F3 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	Sept. 30, 2007	Additions	Reductions	Sept. 30, 2008

Oppenheimer Institutional Money Market Fund, Cl. E	16,451,826	425,452,750	414,522,526	27,382,050

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$27,382,050	$1,096,629

3.	Rate shown is the 7-day yield as of September 30, 2008.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2008

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $519,956,077)	$571,890,273
Affiliated companies (cost $27,382,050)	27,382,050

599,272,323

Cash	697,669

Receivables and other assets:
Investments sold	17,937,884
Shares of beneficial interest sold	460,237
Dividends	103,885
Other	60,521

Total assets	618,532,519

Liabilities
Payables and other liabilities:
Investments purchased	5,357,088
Shares of beneficial interest redeemed	993,898
Distribution and service plan fees	389,621
Trustees’ compensation	188,745
Transfer and shareholder servicing agent fees	139,275
Shareholder communications	106,509
Other	38,861

Total liabilities	7,213,997

Net Assets	$611,318,522

Composition of Net Assets
Par value of shares of beneficial interest	$13,132

Additional paid-in capital	561,278,887

Accumulated net investment loss	(185,064)

Accumulated net realized loss on investments	(1,722,629)

Net unrealized appreciation on investments	51,934,196

Net Assets	$611,318,522

F5 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $485,075,244 and 10,263,536 shares of beneficial interest outstanding)	$47.26
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$50.14

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,926,739 and 1,068,286 shares of beneficial interest outstanding)	$41.12

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,163,736 and 814,232 shares of beneficial interest outstanding)	$41.96

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,768,560 and 189,796 shares of beneficial interest outstanding)	$46.20

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $39,384,243 and 795,907 shares of beneficial interest outstanding)	$49.48
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2008

Investment Income

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $21,003)	$1,225,429
Affiliated companies	1,096,629

Interest	32,597

Other income	47,225

Total investment income	2,401,880

Expenses

Management fees	4,958,567

Distribution and service plan fees:
Class A	1,343,319
Class B	584,784
Class C	381,489
Class N	50,882

Transfer and shareholder servicing agent fees:
Class A	1,433,185
Class B	143,952
Class C	130,876
Class N	36,090
Class Y	129,260

Shareholder communications:
Class A	202,129
Class B	47,520
Class C	15,428
Class N	2,352

Trustees’ compensation	27,345

Custodian fees and expenses	4,512

Other	38,733

Total expenses	9,530,423
Less reduction to custodian expenses	(2,903)
Less waivers and reimbursements of expenses	(84,000)

Net expenses	9,443,520

Net Investment Loss	(7,041,640)

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	13,010,798

Net change in unrealized appreciation on investments	(133,268,818)

Net Decrease in Net Assets Resulting from Operations	$(127,299,660)

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2008	2007

Operations

Net investment loss	$(7,041,640)	$(8,169,033)

Net realized gain	13,010,798	91,123,274

Net change in unrealized appreciation	(133,268,818)	113,739,843

Net increase (decrease) in net assets resulting from operations	(127,299,660)	196,694,084

Dividends and/or Distributions to Shareholders

Distributions from net realized gain:
Class A	(5,795,250)	—
Class B	(703,612)	—
Class C	(438,029)	—
Class N	(111,545)	—
Class Y	(279,281)	—

	(7,327,717)	—

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(6,202,847)	(82,686,414)
Class B	(11,719,781)	(21,421,628)
Class C	1,820,132	(6,075,280)
Class N	(686,528)	(1,364,062)
Class Y	14,619,682	(63,216,787)

	(2,169,342)	(174,764,171)

Net Assets

Total increase (decrease)	(136,796,719)	21,929,913

Beginning of period	748,115,241	726,185,328

End of period (including accumulated net investment loss of $185,064 and $187,648, respectively)	$611,318,522	$748,115,241

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$57.34	$43.41	$43.97	$38.91	$38.81

Income (loss) from investment operations:
Net investment loss	(.49)[1]	(.52)[1]	(.44)[1]	(.31)[1]	(.37)
Net realized and unrealized gain (loss)	(9.04)	14.45	(.12)	5.37	.47

Total from investment operations	(9.53)	13.93	(.56)	5.06	.10

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.55)	—	—	—	—

Net asset value, end of period	$47.26	$57.34	$43.41	$43.97	$38.91

Total Return, at Net Asset Value[2]	(16.77)%	32.09%	(1.27)%	13.00%	0.26%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$485,075	$597,624	$527,434	$663,206	$694,976

Average net assets (in thousands)	$558,176	$545,405	$587,358	$681,607	$775,665

Ratios to average net assets:[3]
Net investment loss	(0.91)%	(1.05)%	(0.98)%	(0.74)%	(1.00)%
Total expenses	1.26%[4]	1.28%[4]	1.28%	1.31%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.26%	1.28%	1.27%	1.26%	1.28%

Portfolio turnover rate	127%	105%	133%	162%	135%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	1.26%

Year Ended September 30, 2007	1.28%
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$50.35	$38.42	$39.23	$35.00	$35.21

Income (loss) from investment operations:
Net investment loss	(.80)[1]	(.79)[1]	(.72)[1]	(.58)[1]	(1.50)
Net realized and unrealized gain (loss)	(7.88)	12.72	(.09)	4.81	1.29

Total from investment operations	(8.68)	11.93	(.81)	4.23	(.21)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.55)	—	—	—	—

Net asset value, end of period	$41.12	$50.35	$38.42	$39.23	$35.00

Total Return, at Net Asset Value[2]	(17.42)%	31.05%	(2.06)%	12.08%	(0.60)%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$43,927	$66,657	$70,268	$104,447	$125,947

Average net assets (in thousands)	$58,456	$66,155	$88,967	$114,500	$151,725

Ratios to average net assets:[3]
Net investment loss	(1.70)%	(1.81)%	(1.79)%	(1.56)%	(1.85)%
Total expenses	2.05%[4]	2.05%[4]	2.12%	2.20%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.05%	2.05%	2.08%	2.11%	2.13%

Portfolio turnover rate	127%	105%	133%	162%	135%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	2.05%

Year Ended September 30, 2007	2.05%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER DISCOVERY FUND

Class C Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$51.39	$39.24	$40.06	$35.74	$35.93

Income (loss) from investment operations:
Net investment loss	(.84)[1]	(.83)[1]	(.73)[1]	(.59)[1]	(.82)
Net realized and unrealized gain (loss)	(8.04)	12.98	(.09)	4.91	.63

Total from investment operations	(8.88)	12.15	(.82)	4.32	(.19)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.55)	—	—	—	—

Net asset value, end of period	$41.96	$51.39	$39.24	$40.06	$35.74

Total Return, at Net Asset Value[2]	(17.46)%	30.96%	(2.05)%	12.09%	(0.53)%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$34,164	$40,107	$36,128	$41,841	$44,415

Average net assets (in thousands)	$38,170	$36,912	$39,709	$43,506	$49,464

Ratios to average net assets:[3]
Net investment loss	(1.75)%	(1.88)%	(1.79)%	(1.54)%	(1.80)%
Total expenses	2.11%[4]	2.15%[4]	2.16%	2.22%	2.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.10%	2.11%	2.08%	2.09%	2.09%

Portfolio turnover rate	127%	105%	133%	162%	135%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	2.11%

Year Ended September 30, 2007	2.15%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

Class N Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$56.24	$42.72	$43.39	$38.51	$38.53

Income (loss) from investment operations:
Net investment loss	(.65)[1]	(.66)[1]	(.56)[1]	(.42)[1]	(.42)
Net realized and unrealized gain (loss)	(8.84)	14.18	(.11)	5.30	.40

Total from investment operations	(9.49)	13.52	(.67)	4.88	(.02)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.55)	—	—	—	—

Net asset value, end of period	$46.20	$56.24	$42.72	$43.39	$38.51

Total Return, at Net Asset Value[2]	(17.03)%	31.65%	(1.54)%	12.67%	(0.05)%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$8,769	$11,463	$10,055	$10,263	$9,719

Average net assets (in thousands)	$10,206	$9,969	$10,473	$10,133	$7,381

Ratios to average net assets:[3]
Net investment loss	(1.24)%	(1.36)%	(1.27)%	(1.03)%	(1.26)%
Total expenses	1.60%[4]	1.64%[4]	1.62%	1.68%	1.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.59%	1.55%	1.56%	1.58%

Portfolio turnover rate	127%	105%	133%	162%	135%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	1.60%

Year Ended September 30, 2007	1.64%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER DISCOVERY FUND

Class Y Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$59.82	$45.20	$45.68	$40.31	$40.07

Income (loss) from investment operations:
Net investment loss	(.32)[1]	(.43)[1]	(.36)[1]	(.19)[1]	(.21)
Net realized and unrealized gain (loss)	(9.47)	15.05	(.12)	5.56	.45

Total from investment operations	(9.79)	14.62	(.48)	5.37	.24

Dividends and/or distributions to shareholders:
Distributions from net realized gain	(.55)	—	—	—	—

Net asset value, end of period	$49.48	$59.82	$45.20	$45.68	$40.31

Total Return, at Net Asset Value[2]	(16.51)%	32.35%	(1.05)%	13.32%	0.60%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$39,384	$32,264	$82,300	$40,506	$53,096

Average net assets (in thousands)	$30,814	$50,540	$94,017	$45,955	$61,766

Ratios to average net assets:[3]
Net investment loss	(0.58)%	(0.85)%	(0.77)%	(0.44)%	(0.67)%
Total expenses	1.10%[4]	1.12%[4]	1.08%	1.01%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.93%	1.07%	1.05%	0.96%	0.95%

Portfolio turnover rate	127%	105%	133%	162%	135%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2008	1.10%

Year Ended September 30, 2007	1.12%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Discovery Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee will be discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized
F14 | OPPENHEIMER DISCOVERY FUND

mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
F15 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$—	$7,152,713	$3,044,426	$46,103,281

1.	As of September 30, 2008, the Fund had $3,044,426 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

2.	During the fiscal year ended September 30, 2008, the Fund utilized $5,101,341 of capital loss carryforward to offset capital gains realized in that fiscal year.

3.	During the fiscal year ended September 30, 2007, the Fund utilized $89,415,048 of capital loss carryforward to offset capital gains realized in that fiscal year.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for September 30, 2008. Net assets of the Fund were unaffected by the reclassifications.
F16 | OPPENHEIMER DISCOVERY FUND

	Reduction to	Reduction to
	Accumulated	Accumulated Net
Reduction to	Net Investment	Realized Gain
Paid-in Capital	Loss	on Investments[4]

$4,881,274	$7,044,224	$2,162,950
4. $1,050,820, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the years ended September 30, 2008 and September 30, 2007 was as follows:

	Year Ended	Year Ended
	September 30, 2008	September 30, 2007

Distributions paid from:
Long-term capital gain	$7,327,717	$—
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$553,169,042

Gross unrealized appreciation	$89,002,706
Gross unrealized depreciation	(42,899,425)

Net unrealized appreciation	$46,103,281

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended September 30, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$12,427
Payments Made to Retired Trustees	14,040
Accumulated Liability as of September 30, 2008	129,580
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee
F17 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
F18 | OPPENHEIMER DISCOVERY FUND

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2008		Year Ended September 30, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	2,045,436	$110,153,805	1,221,292	$61,035,809
Dividends and/or distributions reinvested	98,645	5,582,313	—	—
Redeemed	(2,303,831)	(121,938,965)[1]	(2,947,185)	(143,722,223)[2]

Net decrease	(159,750)	$(6,202,847)	(1,725,893)	$(82,686,414)

Class B
Sold	366,205	$17,170,004	193,099	$8,448,396
Dividends and/or distributions reinvested	13,865	687,149	—	—
Redeemed	(635,609)	(29,576,934)[1]	(698,374)	(29,870,024)[2]

Net decrease	(255,539)	$(11,719,781)	(505,275)	$(21,421,628)

Class C
Sold	259,827	$12,522,638	127,996	$5,758,648
Dividends and/or distributions reinvested	8,140	411,828	—	—
Redeemed	(234,127)	(11,114,334)[1]	(268,354)	(11,833,928)[2]

Net increase (decrease)	33,840	$1,820,132	(140,358)	$(6,075,280)

Class N
Sold	94,388	$4,960,100	69,855	$3,468,221
Dividends and/or distributions reinvested	1,961	108,770	—	—
Redeemed	(110,360)	(5,755,398)[1]	(101,408)	(4,832,283)[2]

Net decrease	(14,011)	$(686,528)	(31,553)	$(1,364,062)

F19 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended September 30, 2008		Year Ended September 30, 2007
	Shares	Amount	Shares	Amount

Class Y
Sold	478,327	$27,029,736	263,961	$13,680,722
Dividends and/or distributions reinvested	4,680	276,635	—	—
Redeemed	(226,453)	(12,686,689)[1]	(1,545,601)	(76,897,509)[2]

Net increase (decrease)	256,554	$14,619,682	(1,281,640)	$(63,216,787)

1.	Net of redemption fees of $13,745, $1,439, $940, $251 and $759 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $3,088, $375, $209, $56 and $286 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$850,347,302	$883,699,233
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Over $1.5 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2008, the Fund paid $1,833,556 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F20 | OPPENHEIMER DISCOVERY FUND

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B, Class C and Class N shares were $4,173,278, $1,710,788 and $173,626, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$177,091	$4,213	$90,088	$6,389	$381
F21 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2008, OFS waived $383, $1,306 and $52,312 for Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended September 30, 2008, the Manager waived $29,999 for IMMF management fees.
5. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F22 | OPPENHEIMER DISCOVERY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Discovery Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Discovery Fund, including the statement of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Discovery Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
November 13, 2008
F23 | OPPENHEIMER DISCOVERY FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
F24 | OPPENHEIMER DISCOVERY FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $0.5544 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 6, 2007. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
25 | OPPENHEIMER DISCOVERY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
26 | OPPENHEIMER DISCOVERY FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald Zibelli, Jr., the portfolio manager for the Fund, and the Manager’s Growth investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund’s one-year and three-year performance were better than its peer group median although its five-year and ten-year performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other small-cap growth funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser,
27 | OPPENHEIMER DISCOVERY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
28 | OPPENHEIMER DISCOVERY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
29 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial,
TRUSTEES	Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble,	General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-
Chairman of the Board of	December 2007); Director of Special Value Opportunities Fund, LLC (registered
Trustees (since 2007), Trustee	investment company) (affiliate of the Manager’s parent company) (since
(since 2005)	September 2004); Chairman (since August 2007) and Trustee (since August 1991)
Age: 65	of the Board of Trustees of The Jackson Laboratory (non-profit); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Member of Zurich Financial Investment Management Advisory Council (insurance) (2004-2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 64 portfolios in the OppenheimerFunds complex.

David K. Downes,	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director
Trustee (since 2007)	of Correctnet (since January 2006); Trustee of Employee Trusts (since January
Age: 68	2006); President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.

Matthew P. Fink,	Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)	(since 2005); Director of ICI Education Foundation (education foundation)
Age: 67	(October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the OppenheimerFunds complex.
30 | OPPENHEIMER DISCOVERY FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Robert G. Galli,	A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the
Trustee (since 1993)	OppenheimerFunds complex.
Age: 75

Phillip A. Griffiths,	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential
Trustee (since 1999)	Fellow for International Affairs (since 2002) and Member (since 1979) of the
Age: 70	National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 54 portfolios in the OppenheimerFunds complex.

Mary F. Miller,	Trustee of International House (not-for-profit) (since June 2007); Trustee of the
Trustee (since 2004)	American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Age: 66	Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

Joel W. Motley,	Managing Director of Public Capital Advisors, LLC (privately held financial advisor)
Trustee (since 2002)	(since January 2006); Managing Director of Carmona Motley, Inc. (privately-held
Age: 56	financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate
Trustee (since 1989)	governance consulting and executive recruiting) (since 1993); Retired CEO
Age: 76	of Russell Reynolds Associates (executive recruiting) (October 1969-March 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler,	Director of C-TASC (bio-statistics services) (since 2007); Director of the following
Trustee (since 2005)	medical device companies: Medintec (since 1992) and Cathco (since 1996);
Age: 67	Director of Lakes Environmental Association (environmental protection organization) (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 54 portfolios in the OppenheimerFunds complex.

Peter I. Wold,	President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)	company) (since 1994); Vice President of American Talc Company, Inc. (talc mining
Age: 60	and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.
31 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INTERESTED TRUSTEE	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th
AND OFFICER	Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy,	Chairman, Chief Executive Officer and Director of the Manager (since June
Trustee, President and	2001); President of the Manager (September 2000-February 2007); President and
Principal Executive Officer	director or trustee of other Oppenheimer funds; President and Director of
(since 2001)	Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company)
Age: 59	and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF	The addresses of the Officers in the chart below are as follows: for Messrs. Zibelli, Jr.,
THE FUND	Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Ronald Zibelli, Jr.,	Vice President of the Manager (since May 2006); a Chartered Financial Analyst.
Vice President and Portfolio	Prior to joining the Manager, spent six years at Merrill Lynch Investment
Manager (since 2006)	Managers, during which time he was a Managing Director and Small Cap
Age: 49	Growth Team Leader. Prior to joining Merrill Lynch Investment Managers, spent 12 years with Chase Manhattan Bank, including two years as Senior Portfolio Manager (U.S. Small Cap Equity) at Chase Asset Management. A portfolio manager and officer of 2 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey,	Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief	March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc.,
Compliance Officer	Centennial Asset Management and Shareholder Services, Inc. (since March 2004);
(since 2004)	Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Age: 58	Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.
32 | OPPENHEIMER DISCOVERY FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Brian W. Wixted,	Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal	Treasurer of the following: HarbourView Asset Management Corporation,
Financial & Accounting	Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Officer (since 1999)	Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Age: 49	(since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian S. Petersen,	Vice President of the Manager (since February 2007); Assistant Vice President
Assistant Treasurer	of the Manager (August 2002-February 2007); Manager/Financial Product
(since 2004)	Accounting of the Manager (November 1998-July 2002). An officer of 103 port-
Age: 38	folios in the OppenheimerFunds complex.

Brian C. Szilagyi,	Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer	Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)	Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003).
Age: 38	An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack,	Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)	March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 60	(since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg,	Vice President (since May 2004) and Deputy General Counsel (since May 2008)
Assistant Secretary	of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First
(since 2004)	Vice President (April 2001-April 2004), Associate General Counsel (December 2000-
Age: 40	April 2004) of UBS Financial Services, Inc. (formerly PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.
33 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Kathleen T. Ives,	Vice President (since June 1998), Deputy General Counsel (since May 2008) and
Assistant Secretary	Assistant Secretary (since October 2003) of the Manager; Vice President (since
(since 2001)	1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant
Age: 43	Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
34 | OPPENHEIMER DISCOVERY FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $19,900 in fiscal 2008 and $21,000 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $195,000 in fiscal 2008 and $272,786 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services relating to FAS 123R.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $195,000 in fiscal 2008 and $272,786 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	11/11/2008

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	11/11/2008